ASSET RETIREMENT OBLIGATIONS	9 Months Ended
Sep. 30, 2014
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS
NOTE 7 – ASSET RETIREMENT OBLIGATIONS

In conjunction with the permit approval permitting the Company to resume mining in the existing open pits at the Relief Canyon Mine, during the third quarter of 2014 the Company has recorded an asset retirement obligation based upon the reclamation plan submitted in connection with the permit.

The following table summarizes activity in the Company’s ARO:
September 30,
2014 (Unaudited)
Balance, beginning of period	$-
Accretion expense	-
Reclamation expenditures	-
Additions and changes in estimates	813,983
Balance, end of period	$813,983